Significant accounting policies (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Schedule of average and closing AUD/USD foreign currency exchange rates

	Average	Closing
	FX rate	FX rate
2021	0.7512	0.7272
2022	0.6935	0.6804

	Average	Closing
	FX rate	FX rate
2020	0.6884	0.7706
2021	0.7512	0.7272

Schedule of estimated useful lives for the current and comparative periods
Buildings	10 – 45 years/Straight-line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years/UOP
Right-of-use assets	2 – 30 years
Mine development	UOP

Buildings	10 – 45 years/Straight-line
Freehold land	Not depreciated
Plant and equipment	3 – 30 years/UOP
Right-of-use assets	2 – 30 years
Mine development	UOP

Schedule of major categories of intangibles are amortized on a straight-line basis
Licences and software	3 – 9 years

Licences and software	3 – 9 years